Stock Based Compensation Plans: (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-Based Payment Arrangement [Abstract]
[custom:MaximumNumberOfOptionsAvailableUnderThePlan-0]	9,939,500
[custom:OptionsAvailableForGrant-0]	2,721,107
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures		50,000
[custom:OptionExpense]	$ 3,930	$ 47,006
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.70
Amount Payable In Event Of Change Of Control	6,400,000
[custom:AmountPayableInEventOfMilestoneAchievement-0]	$ 3,200,000